Pension commitments (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension commitments [Abstract]
Expense	£ 526	£ 90
Contributions outstanding	£ 210	£ 4